Principal subsidiaries - Excluded from consolidation because the Group does not have exposure to its variable returns (Details) - Unconsolidated structured entities [member] £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Disclosure of unconsolidated structured entities [line items]
Country of registration or incorporation	Cayman Islands
Company Name	Palomino Limited
Percentage of voting rights held	100.00%
Equity shareholder's funds	£ 0
Retained profit for the year	£ 0